Form N-1A Cover	May 28, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Zacks Trust
Entity Central Index Key	0001760588
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Prospectus Date	May 28, 2026
Document Creation Date	May 28, 2026
Document Effective Date	May 28, 2026